5. Related Party Transactions	2 Months Ended	5 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Notes
5. Related Party Transactions	5. Related Party Transactions None noted during the period.	5. Related Party Transactions None noted during the period.